Leases - Schedule of Non-Cancellable lease Contract (Details) - Office Premises [Member]	Dec. 31, 2024
Minimum [Member]
Schedule of Non-Cancellable lease Contract [Line Items]
Office premises, Lease term	2 years
Maximum [Member]
Schedule of Non-Cancellable lease Contract [Line Items]
Office premises, Lease term	5 years